ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,445,052,143	1,456,547,942
Ordinary shares, outstanding	1,335,307,327	1,423,370,314
Treasury shares, shares	109,744,816	33,177,628
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,445,052,143	1,456,547,942
Ordinary shares, outstanding	1,335,307,327	1,423,370,314
Treasury shares, shares	109,744,816	33,177,628